Loans Receivable And Allowance For Credit Losses (Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	$ 5,592,205	$ 5,093,177
Recorded investment of loans individually evaluated for impairment	26,978	72,022
Recorded Investment Financing Receivable	5,619,183	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	4,602,969	4,343,536
Recorded investment of loans individually evaluated for impairment	10,729	51,007
Recorded Investment Financing Receivable	4,613,698	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	774,734	521,240
Recorded investment of loans individually evaluated for impairment	15,339	19,715
Recorded Investment Financing Receivable	790,073	540,955
One-To Four-Family Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	5,377,703	4,864,776
Recorded investment of loans individually evaluated for impairment	26,068	70,722
Recorded Investment Financing Receivable	5,403,771	4,935,498
Multi-Family And Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	59,562	57,373
Recorded investment of loans individually evaluated for impairment		563
Recorded Investment Financing Receivable	59,562	57,936
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	154,940	171,028
Recorded investment of loans individually evaluated for impairment	910	737
Recorded Investment Financing Receivable	$ 155,850	$ 171,765